Expense Example - Institutional Class Shares	Aug. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	$ 1,175